Share-based Payments - Narrative - Stock Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 £ / shares
Share-based Payments Table [Line Items]
Share price at grant date | (per share)	$ 1.37	£ 2.22	$ 1.15	£ 2.04	$ 1.87	£ 3.34
Share-based payment expense	$ 4,415		$ 14,699		$ 13,950
Number of share options granted in share-based payment arrangement (in shares) | shares	3,120,975		8,881,000		5,424,000
Stock options
Share-based Payments Table [Line Items]
Share-based payment expense	$ 3,310		$ 8,351		$ 6,158